Allowance for doubtful accounts	12 Months Ended
Dec. 31, 2014
Allowance for doubtful accounts
Allowance for doubtful accounts

5. Allowance for doubtful accounts

          Changes in the allowance for accounts receivable for the years ended December 31, 2012, 2013 and 2014 are as follows:

	2012		2013		2014
	(In millions of Korean Won)
Balance at beginning of year	~~W~~	8	~~W~~	9	~~W~~	32
Provision for allowances		6		23		16
Reversal of previous provision		—		—		—
Write-offs		(5)		—		(13)

Balance at end of year	~~W~~	9	~~W~~	32	~~W~~	35

          Changes in the allowance for loan receivable for the years ended December 31, 2012, 2013 and 2014 are as follows:

	2012		2013		2014
	(In millions of Korean Won)
Balance at beginning of year	~~W~~	1,000	~~W~~	1,200	~~W~~	1,200
Provision for allowances		200		—		—
Reversal of previous provision		—		—		—
Write-offs		—		—		—

Balance at end of year	~~W~~	1,200	~~W~~	1,200	~~W~~	1,200

          In 2011, the Company amended the loan agreement with Naru Entertainment Corporation ("Naru") so that ~~W~~300 million of the loan should be paid by Naru in 2012 from funding provided by a third party, and the rest of the loan, amounting to ~~W~~1,000 million, and its accrued interest at 8% annually, would be paid by revenue sharing payments in the future.

          Original long-term loans receivable due from Naru were ~~W~~1,200 million. As Naru reported the closure of business during 2012, the Company reserved full amounts of due from Naru as bad debt reserve for the year ended December 31, 2012.